Long-Term Loans, Net Of Current Maturities (Tables)	12 Months Ended
Dec. 31, 2011
Long-Term Loans, Net Of Current Maturities [Abstract]
Summary Of Long- Term Loans, Net Of Current Maturities

			Years of	December 31,
	Currency	Interest %	maturity	2011	2010
Long-term bank loans(*)	U.S. dollars	Libor + 1.25-3.20%	mainly 2-3	$369,564	$276,702
	Other	Libor + 1.65-4%	mainly 1-3	30,144	20,694
Other long-term loans	NIS	Prime + 1.5%	3	-	2,873
	Other	Libor + 1.7-4%	mainly 1-3	562	1,289
				400,270	301,558
Less: current maturities				98,015	9,519
				$302,255	$292,039

(*) For covenants see Note 20(F).

Summary Of Maturities Of Long-Term Loans
2012 – current maturities	$98,015
2013	199,561
2014	92,871
2015	9,481
2016	229
2017 and after	113
$400,270